Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2021
Document Effective Date	Dec. 14, 2021
Prospectus Date	Dec. 17, 2021
Calamos Global Sustainable Equities Fund | Class R6
Prospectus:
Trading Symbol	CGSOX
Calamos Global Sustainable Equities Fund | Class A
Prospectus:
Trading Symbol	CAGSX
Calamos Global Sustainable Equities Fund | Class C
Prospectus:
Trading Symbol	CGCSX
Calamos Global Sustainable Equities Fund | Class I
Prospectus:
Trading Symbol	CGSIX